PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 4,926	$ 5,080
Less - accumulated depreciation and amortization	4,245	4,200
Property Plant And Equipment Net	681	880
Computer and Electronics Equipment [Member]
Property, Plant and Equipment, Gross	4,070	4,048
Land [Member]
Property, Plant and Equipment, Gross	263	263
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	358	348
Vehicles [Member]
Property, Plant and Equipment, Gross	227	413
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 8	$ 8